Fair value of financial instruments - Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at year end (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 5,794	[1]	£ 7,029	£ 4,235
Other income	88	[1]	31	99
Other comprehensive income	(2,218)	[2]	(395)	(561)
Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(428)		214
Other income	153		(91)
Other comprehensive income	0		(1)
Total	(275)		122
Level 3 | Investment property
Disclosure of detailed information about financial instruments [line items]
Trading income	0		0
Other income	0		(1)
Other comprehensive income	0		0
Total	0		(1)
Level 3 | Net derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Trading income	(196)		(91)
Other income	0		0
Other comprehensive income	0		0
Total	(196)		(91)
Trading portfolio liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(5)		0
Other income	0		0
Other comprehensive income	0		0
Total	(5)		0
Financial liabilities designated at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	16		20
Other income	(1)		(1)
Other comprehensive income	0		0
Total	15		19
Trading portfolio assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(67)		(114)
Other income	0		0
Other comprehensive income	0		0
Total	(67)		(114)
Trading portfolio assets | Trading portfolio liabilities
Disclosure of detailed information about financial instruments [line items]
Trading income	3,992		5,342	£ 2,941
Financial assets at fair value through the income statement | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(176)		399
Other income	154		(89)
Other comprehensive income	0		0
Total	(22)		310
Fair value through other comprehensive income | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	0		0
Other income	0		0
Other comprehensive income	0		(1)
Total	£ 0		£ (1)

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details